Document And Entity Information - shares	6 Months Ended
	Jun. 30, 2015	Jul. 29, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	FIRST CAPITAL INC
Trading Symbol	FCAP
Document Type	S-4
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		2,759,002
Amendment Flag	true
Amendment Description	Amendment No. 1 to the Registration Statement on Form S-4.
Entity Central Index Key	0001070296
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2015
Document Fiscal Period Focus	Q2